Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]
Profit or loss [abstract]
Revenue from single-family rental properties	$ 645,585	$ 445,915
Direct operating expenses	(209,089)	(149,940)
Net operating income from single-family rental properties	436,496	295,975
Revenue from private funds and advisory services	160,088	50,693
Income from equity-accounted investments in multi-family rental properties	1,550	2,255
Income from equity-accounted investments in Canadian residential developments	11,198	8,200
Other income	10,886	4,786
Income from investments in U.S. residential developments	16,897	31,726
Compensation expense	(99,256)	(89,951)
Performance fees expense	(35,854)	(42,272)
General and administration expense	(58,991)	(41,420)
Loss on debt modification and extinguishment	(6,816)	(3,497)
Transaction costs	(18,537)	(13,260)
Interest expense	(213,932)	(147,680)
Fair value gain on rental properties	858,987	990,575
Fair value (loss) gain on Canadian development properties	(440)	10,098
Fair value gain (loss) on derivative financial instruments and other liabilities	184,809	(220,177)
Amortization and depreciation expense	(15,608)	(12,129)
Realized and unrealized foreign exchange gain (loss)	498	(2,934)
Net change in fair value of limited partners’ interests in single-family rental business	(297,381)	(185,921)
Total income (expense)	338,010	288,399
Income before income taxes from continuing operations	934,594	635,067
Income tax recovery - current	33,959	43,427
Income tax expense - deferred	(189,179)	(219,137)
Net income from continuing operations	779,374	459,357
Income (loss) before income taxes from discontinued operations	37,738	(4,146)
Income tax expense - current	(43,114)	(46,502)
Income tax recovery - deferred	40,482	40,818
Net income (loss) from discontinued operations	35,106	(9,830)
Net income	814,480	449,527
Attributable to:
Shareholders of Tricon	808,941	445,255
Non-controlling interest	5,539	4,272
Net income	814,480	449,527
Items that will be reclassified subsequently to net income
Cumulative translation reserve	(16,633)	(553)
Comprehensive income for the year	797,847	448,974
Attributable to:
Shareholders of Tricon	792,308	444,702
Non-controlling interest	5,539	4,272
Comprehensive income for the year	$ 797,847	$ 448,974
Basic earnings per share attributable to shareholders of Tricon
Continuing operations (in dollars per share)	$ 2.82	$ 2.07
Discontinued operations (in dollars per share)	0.13	(0.04)
Basic (loss) earnings per share (in dollars per share)	2.95	2.03
Diluted earnings per share attributable to shareholders of Tricon
Continuing operations (in dollars per share)	1.98	2.05
Discontinued operations (in dollars per share)	0.11	(0.05)
Diluted (loss) earnings per share (in dollars per share)	$ 2.09	$ 2.00
Weighted average shares outstanding - basic (in shares)	274,483,264	219,834,130
Weighted average shares outstanding - diluted (in shares)	311,100,493	222,118,737

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.